Business Development - Additional Information (Detail) - BRL (R$) R$ in Millions								1 Months Ended	12 Months Ended
	Dec. 17, 2020	Dec. 02, 2020	May 26, 2020	Dec. 11, 2019	Nov. 29, 2019	Nov. 28, 2019	Jul. 07, 2016	Dec. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 10, 2020	Dec. 27, 2019	Oct. 31, 2019	Sep. 04, 2018	Dec. 31, 2015
Itau CorpBanca [Member]
Disclosure of business development [Line Items]
Additional interest on equity percentage											1.08%
Amount of capital											R$ 229.0
Ownership percentage held											39.22%
Business combination step acquisition equity percentage											39.22%
XP Holding [Member]
Disclosure of business development [Line Items]
Acquisition interest on capital				49.90%
Percentage ownership					46.05%	49.90%			41.00%
Gain on losing control on ownership									R$ 3,996.0	R$ 1,991.0
Percentage of capital interests disposed	0.07%	4.44%
Primary subscription								R$ 545.0
Pravaler S.A [Member]
Disclosure of business development [Line Items]
Ownership percentage held												43.07%
Consideration paid												R$ 330.9
Business combination step acquisition equity percentage												43.07%
Pravaler S.A [Member] | Ordinary shares [member]
Disclosure of business development [Line Items]
Ownership percentage held												28.65%
Business combination step acquisition equity percentage												28.65%
Pravaler S.A [Member] | Preference shares [member]
Disclosure of business development [Line Items]
Ownership percentage held												75.71%
Business combination step acquisition equity percentage												75.71%
Edenred [Member]
Disclosure of business development [Line Items]
Additional interest on equity percentage														11.00%
Recovery Do Brasil Consultoria [Member]
Disclosure of business development [Line Items]
Amount of capital															R$ 735.0
Percentage of interest on capital															89.08%
International finance corporation [Member]
Disclosure of business development [Line Items]
Additional interest on equity percentage			4.00%				6.92%
Amount of capital			R$ 20.7				R$ 59.0
Acquisition interest on capital			100.00%				96.00%
ZUP IT Servicos Em Technolgia E Inovaco SA [Member]
Disclosure of business development [Line Items]
Ownership percentage held													100.00%
Business combination step acquisition equity percentage													100.00%
ZUP IT Servicos Em Technolgia E Inovaco SA [Member] | Stage one [member]
Disclosure of business development [Line Items]
Amount of capital													R$ 293.0
Ownership percentage held													52.96%
Business combination step acquisition equity percentage													52.96%
ZUP IT Servicos Em Technolgia E Inovaco SA [Member] | Stage two [Member]
Disclosure of business development [Line Items]
Ownership percentage held										19.60%
Business combination step acquisition equity percentage										19.60%